December 8, 2023

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC  20549

Re:	Sprott Funds Trust, File Nos. 333-227545 and 811-23382

Dear Sir or Madam:

On behalf of Sprott Funds Trust, a registered investment company (the “Registrant”), we hereby submit via electronic filing Post-Effective Amendment No. 27 to the Trust’s Registration Statement under the Securities Act of 1933, as amended. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to register shares of the Sprott Copper Miners ETF, a proposed series of the Trust.

If you have any questions, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench

Thompson Hine llp Attorneys at Law	1919 M Street, N.W. Suite 700 Washington, D.C. 20036-3537	www.ThompsonHine.com O: 202.331.8800 F: 202.331.8330